Condensed Interim Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 43,306,191	$ 59,879,596
Receivables, trade	21,855,810	4,985,900
Working capital advances	2,975,000	500,000
Prepayments	1,681,530	683,762
Advances and deposits	2,578,489	3,052,992
Other receivables	45,861	636,464
Inventories	4,128,318	2,486,340
Total current assets	76,571,199	72,225,054
Non-current assets
Vessels and vessel equipment, net	632,478,674	371,618,023
Deferred dry dock expenditure, net	4,346,774	4,229,617
Vessels under construction	28,009,066	113,985,986
Other non-current assets, net	388,380	156,311
Deferred finance charges, net	9,008,577	8,625,882
Total non-current assets	674,231,471	498,615,819
TOTAL ASSETS	750,802,670	570,840,873
Current liabilities
Payables, trade	9,436,193	7,038,621
Charter revenue received in advance	1,861,504	1,542,863
Other payables	243,164	648,105
Accrued interest on loans	1,490,045	882,594
Current portion of long-term debt	32,251,764	19,394,928
Current portion of capital lease obligations	1,813,564	1,702,981
Total current liabilities	47,096,234	31,210,092
Non-current liabilities
Non-current portion of long-term debt	329,294,554	185,333,340
Non-current portion of capital lease obligations	25,729,641	27,097,348
Total non-current liabilities	355,024,195	212,430,688
Equity
Share capital	262,287	261,000
Additional paid in capital	335,764,826	339,082,131
Treasury stock	(1,278,546)	(1,278,546)
Accumulated surplus / (deficit)	13,933,674	(10,864,492)
Total equity	348,682,241	327,200,093
TOTAL LIABILITIES AND EQUITY	$ 750,802,670	$ 570,840,873